RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

14. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

Amount due from related parties

Name of Related			As of December 31,
Party	Relationship	Nature	2021	2020

Agape ATP (Asia) Limited (“AATP Asia”)	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Expenses paid for AATP Asia	$2,214	$2,227
Hostastay Sdn. Bhd. “Hostastay”	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rent due from Hostastay	4,790	996
TH3 Technology Sdn Bhd “TH3 Technology”	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Expenses paid for TH3 Technology	-	12
Total			$7,004	$3,235

Amount due to a Related Party

Name of Related			As of December 31,
Party	Relationship	Nature	2021	2020

Agape Superior Living Pty Ltd “ASLPL”	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	ATP Label Printing Fees	$-	$455
Total			$-	$455

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

14. RELATED PARTY BALANCES AND TRANSACTIONS (CONT’D)

Related party transactions

Revenue

Name of Related			For the years ended December 31,
Party	Relationship	Nature	2021	2020

Agape Superior Living Pty Ltd (“ASLPL”)	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Sales of products	$-	$18,060
Vettons Sdn Bhd*	Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021	Sales of products made through its platform	6,625	-
Total			$6,625	$18,060

*	During the year ended December 31, 2021, the Company had sales of $6,625 through the online platform owned by Vettons Sdn Bhd (“Vettons”). Vettons is a related party since Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021.

Purchase

			For the years ended December 31,
Name of Related Party	Relationship	Nature	2021	2020

DSY Wellness & Longevity Center Sdn Bhd	Steve Yap, a director of DSY Wellness International Sdn Bhd, is also a director of DSY Wellness & Longevity Center Sdn Bhd.	Purchase	$718	$-
Total			$718	$-

Commission expense

			For the years ended December 31,
Name of Related Party	Relationship	Nature	2021	2020

Mr. How Kok Choong	Mr. How Kok Choong, the CEO and director of the Company.	Commission expense	$12,758	$10,740
Total			$12,758	$10,740

Other income

Name of Related Party			For the years ended December 31,
	Relationship	Nature	2021	2020

Hostastay Sdn. Bhd.	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Sublease rental income due from Hostastay	$4,345	$2,881
Total			$4,345	$2,881

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)